Fair Value Measurements (Narratives) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Level 3 | Weighted Average | Residential mortgage servicing rights capitalized
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Weighted-average life (in years)	6 years	6 years 7 months 6 days
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Transfers from Level 1 to Level 2	$ 0	$ 0	$ 0